Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Financial assets
Securities	$ 193,003	$ 175,879
Cash collateral on securities borrowed	10,257	15,326
Securities purchased under resale agreements	69,790	69,213
Loans
Residential mortgages	271,359	269,706
Credit card	17,065	16,479
Business and government	197,343	188,542
Derivative instruments	28,964	43,035
Customers' liability under acceptances	10,877	11,574
Deposits
Bank	24,784	22,523
Derivative instruments	36,401	52,340
Obligations related to securities sold short	16,731	15,284
Obligations related to securities sold under repurchase agreements	76,011	77,171
Subordinated indebtedness	6,615	6,292
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	52,941	62,193
Securities	64,641	52,484
Cash collateral on securities borrowed	10,257	15,326
Securities purchased under resale agreements	58,248	53,626
Loans
Residential mortgages	270,973	269,409
Personal	44,141	44,527
Credit card	16,391	15,695
Business and government	195,595	186,485
Customers' liability under acceptances	10,877	11,574
Other assets	19,708	26,387
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	350	1,668
Securities	69,417	67,296
Securities purchased under resale agreements	11,542	15,587
Loans
Residential mortgages	2	4
Business and government	125	758
Derivative instruments	28,964	43,035
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	169	205
Financial assets at fair value through OCI [member]
Financial assets
Securities	58,945	56,099
Carrying value [member]
Financial assets
Cash and deposits with banks	53,291	63,861
Securities	193,003	175,879
Cash collateral on securities borrowed	10,257	15,326
Securities purchased under resale agreements	69,790	69,213
Loans
Residential mortgages	270,975	269,413
Personal	44,141	44,527
Credit card	16,391	15,695
Business and government	195,889	187,448
Derivative instruments	28,964	43,035
Customers' liability under acceptances	10,877	11,574
Other assets	19,708	26,387
Financial liabilities at amortised cost [member]
Deposits
Personal	223,197	220,244
Business and government	377,286	383,502
Bank	24,784	22,523
Secured borrowings	47,904	44,110
Acceptances	10,907	11,586
Cash collateral on securities lent	5,677	4,853
Obligations related to securities sold under repurchase agreements	72,759	73,084
Other liabilities	17,659	19,830
Subordinated indebtedness	6,615	6,292
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	36,401	52,340
Obligations related to securities sold short	16,731	15,284
Other liabilities	123	102
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	13,468	11,851
Business and government	17,664	13,686
Secured borrowings	1,614	1,656
Obligations related to securities sold under repurchase agreements	3,252	4,087
Other liabilities	21	22
Carrying value [member]
Deposits
Personal	236,665	232,095
Business and government	394,950	397,188
Bank	24,784	22,523
Secured borrowings	49,518	45,766
Derivative instruments	36,401	52,340
Acceptances	10,907	11,586
Obligations related to securities sold short	16,731	15,284
Cash collateral on securities lent	5,677	4,853
Obligations related to securities sold under repurchase agreements	76,011	77,171
Other liabilities	17,803	19,954
Subordinated indebtedness	6,615	6,292
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	53,291	63,861
Securities	191,675	173,663
Cash collateral on securities borrowed	10,257	15,326
Securities purchased under resale agreements	69,790	69,213
Loans
Residential mortgages	265,932	262,865
Personal	44,050	44,394
Credit card	16,459	15,775
Business and government	195,555	186,967
Derivative instruments	28,964	43,035
Customers' liability under acceptances	10,877	11,574
Other assets	19,708	26,387
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(1,328)	(2,216)
Loans
Residential mortgages	(5,043)	(6,548)
Personal	(91)	(133)
Credit card	68	80
Business and government	(334)	(481)
Financial liabilities at fair value [member]
Deposits
Personal	236,397	231,532
Business and government	395,377	397,145
Bank	24,784	22,523
Secured borrowings	49,394	45,507
Derivative instruments	36,401	52,340
Acceptances	10,907	11,586
Obligations related to securities sold short	16,731	15,284
Cash collateral on securities lent	5,677	4,853
Obligations related to securities sold under repurchase agreements	76,011	77,171
Other liabilities	17,803	19,954
Subordinated indebtedness	6,739	6,329
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(268)	(563)
Business and government	427	(43)
Secured borrowings	(124)	(259)
Subordinated indebtedness	$ 124	$ 37